Statement of Compliance - Summary of Effects of Adoption of IFRS No. 15 to Company's Consolidated Statements of Financial Position and Consolidated Statements of Comprehensive Income (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated financial statements of financial position
Current assets	₩ 34,151,972	₩ 31,844,259
Trade accounts and notes receivable	9,130,204	8,824,563
Inventories	12,153,303	10,793,781
Other current assets	684,464	821,242
Non-current assets	44,625,019	47,941,370
Deferred tax assets	1,408,787	1,463,055
Current liabilities	19,430,577	19,490,338
Others payables	1,720,097	1,753,461
Current income tax liabilities	948,166	515,538
Provisions	298,453	110,946
Other current liabilities	2,090,307	2,240,919
Retained earnings	44,160,659	42,974,658
Non-controllinginterests	3,347,257	3,666,334
Consolidated statements of comprehensive income
Revenue	65,154,636	60,186,867	₩ 52,939,771
Cost of sales	(57,129,060)	(51,915,597)	(46,271,465)
Finance costs	(2,244,416)	(2,484,277)	(3,014,190)
Profit before income taxes	3,616,016	4,095,051	1,411,609
Income tax expense	1,683,630	1,185,740	379,544
Profit	1,932,386	₩ 2,909,311	₩ 1,032,065
Restated balance [member]
Consolidated financial statements of financial position
Current assets	34,151,972
Trade accounts and notes receivable	9,130,204
Inventories	12,153,303
Other current assets	684,464
Non-current assets	44,625,019
Deferred tax assets	1,408,787
Current liabilities	19,430,577
Others payables	1,720,097
Current income tax liabilities	948,166
Provisions	298,453
Other current liabilities	2,090,307
Retained earnings	44,160,659
Non-controllinginterests	3,347,257
Consolidated statements of comprehensive income
Revenue	65,154,636
Cost of sales	(57,129,060)
Selling and administrative expenses	(2,429,781)
Finance costs	(2,244,416)
Profit before income taxes	3,616,016
Income tax expense	(1,683,630)
Profit	1,932,386
Increase (decrease) due to changes in accounting policy required by IFRS15 [member]
Consolidated financial statements of financial position
Current assets	193,400
Trade accounts and notes receivable	86,293
Inventories	6,584
Other current assets	100,523
Non-current assets	(41,589)
Deferred tax assets	(41,589)
Current liabilities	21,605
Others payables	17,809
Current income tax liabilities	(640)
Provisions	(28,748)
Other current liabilities	33,184
Retained earnings	68,182
Non-controllinginterests	62,024
Consolidated statements of comprehensive income
Revenue	135
Cost of sales	1,206,973
Selling and administrative expenses	(1,204,764)
Finance costs	178
Profit before income taxes	2,522
Income tax expense	(2,198)
Profit	324
Previously stated [member]
Consolidated financial statements of financial position
Current assets	34,345,372
Trade accounts and notes receivable	9,216,497
Inventories	12,159,887
Other current assets	784,987
Non-current assets	44,583,430
Deferred tax assets	1,367,198
Current liabilities	19,452,182
Others payables	1,737,906
Current income tax liabilities	947,526
Provisions	269,705
Other current liabilities	2,123,491
Retained earnings	44,228,841
Non-controllinginterests	3,409,281
Consolidated statements of comprehensive income
Revenue	65,154,771
Cost of sales	(55,922,087)
Selling and administrative expenses	(3,634,545)
Finance costs	(2,244,238)
Profit before income taxes	3,618,538
Income tax expense	(1,685,828)
Profit	₩ 1,932,710